ORGANIZATION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (166,417)	$ (100,219)	$ (283,481)	$ (248,400)	$ (492,605)	$ (223,851)
Cash flows from operations			$ (50,609)	$ (103,679)	$ (136,160)	$ (170,892)
Antidilutive options, restricted stock units, and Series A Convertible Preferred Stock shares excluded from of earnings per share (in shares)			14,039,673	52,839	38,256	67,422
Deferred income tax asset valuation allowance percentage					100.00%
Cash and cash equivalents	$ 12,571	$ 33,161	$ 12,571	$ 33,161	$ 680	$ 136,840	$ 364,232